STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2020
STATUTORY RESERVE
Schedule of statutory reserve

Statutory Reserve
Balance – December 31, 2018	$74,956
Appropriation to statutory reserve	79,495
Balance - December 31, 2019	154,451
Appropriation to statutory reserve	—
Balance - December 31, 2020	$154,451